Investment Objectives and Goals - REX Defensive Autocallable Income ETF	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	REX Defensive Autocallable Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to generate monthly income while providing enhanced downside mitigation through exposure to the Bloomberg US Large Cap VolMax Defensive Autocallable Index (the “Autocallable Index”).